First Trust S&P 500 Economic Moat ETF Average Annual Total Returns		12 Months Ended	18 Months Ended	60 Months Ended	88 Months Ended	94 Months Ended	95 Months Ended	117 Months Ended	120 Months Ended	142 Months Ended		144 Months Ended	161 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Economic Moat Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.86%	13.94%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	17.35%	14.42%	14.34%	14.42%	13.59%	15.12%	14.82%	13.59%	13.58%	13.67%	14.65%
First Trust S&P 500 Economic Moat ETF
Prospectus [Line Items]
Average Annual Return, Percent		14.13%	13.21%
Performance Inception Date	Jun. 26, 2024
First Trust S&P 500 Economic Moat ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.73%	12.84%
First Trust S&P 500 Economic Moat ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.36%	9.98%